Note 5 - Accounts Receivables, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31,
	2025	2024
Accounts receivable	$100	$233
Allowance for doubtful receivables	-	(112)
Total	$100	$121

	December 31
	2024	2023
Accounts receivable	$233	$196
Allowance for doubtful receivables	(112)	(112)
Total	$121	$84